Net Income (Loss) Per Share	12 Months Ended
Oct. 31, 2011
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share

(15) Net Income (Loss) Per Share

The following is a reconciliation of the numerators and denominators of the net income (loss) per share computations for the periods presented:

	Net income
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2011	(numerator)	(denominator)	amount
Basic net income per share	$666,316	6,304,776	$0.11
Effect of dilutive stock options	—	—
Diluted net income per share	$666,316	6,304,776	$0.11

	Net loss
	attributable to OCC	Shares	Per share
Fiscal year ended October 31, 2010	(numerator)	(denominator)	amount
Basic net loss per share	$(5,732,925)	6,014,733	$(0.95)
Effect of dilutive stock options	—	—
Diluted net loss per share	$(5,732,925)	6,014,733	$(0.95)

	Net loss	Shares	Per share
Fiscal year ended October 31, 2009	(numerator)	(denominator)	amount
Basic net loss per share	$(1,924,499)	5,656,404	$(0.34)
Effect of dilutive stock options	—	—
Diluted net loss per share	$(1,924,499)	5,656,404	$(0.34)

Stock options that could potentially dilute net income per share in the future that were not included in the computation of diluted net income per share (because to do so would have been antidilutive for the periods presented) totaled 131,388, 166,577 and 166,577 for the years ended October 31, 2011, 2010 and 2009, respectively.

Unvested shares as of October 31, 2011, totaling 449,992 were included in the computation of basic and diluted net income per share for the year ended October 31, 2011 (because to exclude such shares would have been antidilutive, or in other words, excluding such shares would have increased the net income per share).

Unvested shares as of October 31, 2010 and 2009, totaling 458,036 and 689,456, respectively, were not included in the computation of basic and diluted net loss per share for the years ended October 31, 2010 and 2009, respectively (because to include such shares would have been antidilutive, or in other words, to do so would have reduced the net loss per share for those periods).